Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Share Capital

NOTE 8. SHARE CAPITAL
(a)Authorized
The authorized share capital of the Company, which has no par value, is comprised of the following:
i.Unlimited Number of Subordinate Voting Shares
Holders of SVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of SVS will be entitled to one vote in respect of each SVS held. As long as any SVS remain outstanding, the Company will not, without the consent of the holders of the SVS by separate special resolution, prejudice or interfere with any right attached to the SVS. Holders of SVS will be entitled to receive as and when declared by the directors of the Company, dividends in cash or property of the Company.
ii.Unlimited Number of Proportionate Voting Shares
Holders of PVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of PVS will be entitled to one vote in respect of each SVS into which such PVS could ultimately be converted (200 votes per PVS). As long as any PVS remain outstanding, the Company will not, without the consent of the holders of the PVS and Super Voting Shares (“MVS”) by separate special resolution, prejudice or interfere with any right or special right attached to the PVS. Holders of PVS have the right to receive dividends, out of any cash or other assets legally available therefore, pari passu as to dividends and any declaration or payment of any dividend on the SVS.
iii.500,000 Super Voting Shares
Holders of MVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of MVS will be entitled to 2,000 votes in respect of each MVS held.
iv.Unlimited Number of Special Subordinate Voting Shares
Holders of SSVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of SSVS will be entitled to a 0.00001 vote in respect of each SSVS held. As long as any SSVS remain outstanding, the Company will not, without the consent of the holders of the SSVS by separate special resolution, prejudice or interfere with any right attached to the SSVS. Holders of SSVS will be entitled to receive dividends in cash or property of the Company, if and when declared by the Board of Directors.
v.Redeemable Units
As part of a reverse takeover that occurred on November 30, 2018, unit holders of Cresco Labs, LLC exchanged their units for a new class of Redeemable Units in Cresco Labs, LLC. Each Redeemable Unit is only exchangeable for the equivalent of one SVS in Cresco Labs Inc. (without any obligation to redeem in cash). These unit holders hold an interest only in Cresco Labs, LLC; they participate in the earnings of only Cresco Labs, LLC and not the earnings of the combined entity.
(b)Issued and Outstanding
As of December 31, 2023 and 2022, issued and outstanding shares and units consisted of the following:

(shares in thousands)	Redeemable Units	SVS*	PVS**	MVS	SSVS***
Beginning balance, January 1, 2022	109,441	269,971	20,667	500	1
Options and warrants exercised	—	1,279	—	—	—
RSUs issued	—	337	—	—	—
Issuance of shares related to acquisitions	—	5,339	—	—	—
Cresco LLC redemptions	(3,335)	3,335	—	—	—
PVS converted to SVS	—	585	(585)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	148	—	—	—
Share issuances	—	—	—	—	—
Ending balance, December 31, 2022	106,106	280,994	20,082	500	1
RSUs issued	—	1,727		—	—
Issuance of shares related to settlement of acquisition contingent consideration	—	27,091	—	—	—
Cresco LLC redemptions	(9,407)	9,407	—	—	—
PVS converted to SVS	—	1,132	(1,132)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	406	—	—	—
Share issuances	—	—	—	—	1
Ending balance, December 31, 2023	96,699	320,757	18,950	500	2
*SVS includes shares pending issuance or cancellation
**PVS presented on an “as-converted” basis to SVS (1-to-200)
***SSVS presented on an “as-converted” basis to SVS (1-to-0.00001)

(i)    Share Issuances - Equity Distribution Agreement
In December 2019, the Company entered into an agreement with Canaccord Genuity Corp (“Canaccord”) to sell up to C$55.0 million SVS at an at-the-market price. In April 2021, the Company announced a new agreement with Canaccord to sell up to $100.0 million of SVS to replace the prior agreement which was set to expire in August 2021. No shares were issued for the years ended December 31, 2023 and 2022, respectively, under the new agreement, which expired in the second quarter of 2023. Upon the expiration of the program, capitalized fees of $0.2 million were expensed to Selling, general and administrative expenses in the Consolidated Statements of Operations.
(ii)     Issuance of Shares - Acquisitions
During the years ended December 31, 2023 and 2022, the Company issued shares in conjunction with certain acquisitions* as follows:

(in thousands)	Acquisition date	SVS shares issued	Equity-based consideration
Year Ended December 31, 2023
Laurel Harvest - Contingent Consideration	December 09, 2021	27,091	$47,238

Year Ended December 31, 2022
Cultivate - Contingent Consideration	September 02, 2021	5,340	$34,708
*Laurel Harvest, LLC (“Laurel Harvest”) and Cultivate Licensing, LLC (“Cultivate”)
(c)     Stock Purchase Warrants
Each whole warrant entitles the holder to purchase one SVS or PVS of the Company. A summary of the status of the warrants outstanding is as follows:

($ in thousands)	Number of warrants*	Weighted average exercise price
Balance as of January 1, 2022	9,842	$9.63
Exercised	(12)	4.24
Forfeited	(9,830)	9.54
Balance as of December 31, 2022	—	$—
*PVS presented on an “as-converted” basis to SVS (1-to-200)
During the year ended December 31, 2022, the Company recorded $0.1 million of warrant exercises into share capital. As of December 31, 2022, all outstanding warrants expired.
(d)     Distribution to Non-controlling Interest Holders
Tax distributions are based off the tax rate determined by Cresco Labs Inc. (which is currently the highest U.S. individual income tax rates) applied to taxable income generated from the Cresco Labs, LLC partnership (i.e., not the whole Cresco group), which is the Company’s most significant distribution, and attributable to the NCI members. The Company has other tax and non-tax distributions that are calculated in accordance with each relevant operating segment. As of December 31, 2023 and December 31, 2022, the Company accrued for tax-related distributions to 2023 and 2022 unit holders of Cresco Labs, LLC and other minority interest holders of $15.2 million and $4.9 million, respectively. These distributions will reduce non-controlling interest upon payment.
In accordance with the underlying operating agreements, the Company declared and paid required distribution amounts to 2023 and 2022 unit holders of Cresco Labs, LLC and other minority holders of $38.9 million during the year ended December 31, 2023. Similarly, the Company paid required tax distribution amounts to 2022 and 2021 unit holders of Cresco Labs, LLC and other minority interest holders of $83.6 million during the year ended December 31, 2022.
(e)     Changes in Ownership and Non-controlling Interests
During the year ended December 31, 2023 and 2022, redemptions of 9.4 million and 3.3 million Redeemable Units occurred, respectively, which were converted into an equivalent number of SVS. These redemptions resulted in a decrease of 3.7% and 1.3% in non-controlling interest in Cresco Labs, LLC, respectively.
As of and for the year ended December 31, 2023, non-controlling interest included the following amounts:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Cresco Labs Michigan, LLC[4]		Cresco Labs, LLC[1,3]
Non-current assets	$2,943		$28,678		$22,594		$14,703		$1,045		$30,508		$255,947
Current assets	(8,159)		84,571		132,198		6,544		11,502		15,300		(157,691)
Non-current liabilities	—		(10,787)		(3,551)		(13,674)		—		(26,015)		(562,580)
Current liabilities	45,054		(47,928)		(57,388)		(8,213)		(49,954)		(49,812)		329,160
Net assets	$39,838		$54,534		$93,853		$(640)		$(37,407)		$(30,019)		$(135,164)
Net assets attributable to NCI	$2,401		$4,150		$10,368		$(156)		$(12,824)		$(258)		$(81,306)

Revenue	$1,664		$11,701		$18,657		$2,567		$—		$6,271		$92,266
Gross profit	863		7,623		12,323		(473)		(335)		1,503		48,207
Net income (loss)	$188		$4,768		$10,060		$(2,450)		$(246)		$43		$(1,794)
Net income (loss) allocated to NCI	$47		$591		$2,515		$(29)		$(49)		$6		$(879)
NCI percentage at December 31, 2023	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.2%	[1]	20.0%	[1]	15.0%	[1]	38.3%
[1] The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 38.3% NCI related to NCI for Cresco Labs Inc.
[2] The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3] Includes the effect of LLC unit redemptions and other adjustments.
4 As of June 30, 2023, Cresco Labs Michigan, LLC net assets grew to a balance that exceeded the life-to-date capital contributions made by Cresco Labs Inc. As a result, the Company began recording NCI related to Cresco Labs Michigan, LLC.

As of and for the year ended December 31, 2022, non-controlling interest included the following amounts:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Cresco Labs, LLC[1,3]
Non-current assets	$4,788		$31,151		$22,700		$16,736		$5,376		$286,360
Current assets	(6,875)		34,706		114,843		8,144		13,097		802,774
Non-current liabilities	—		(10,889)		(3,850)		(12,515)		(2,728)		(538,816)
Current liabilities	26,600		(13,438)		(41,111)		(5,768)		(50,722)		(594,052)
Net assets	$24,513		$41,530		$92,582		$6,597		$(34,977)		$(43,734)
Net assets attributable to NCI	$4,190		$3,979		$7,468		$(32)		$(12,434)		$(42,527)

Revenue	$10,582		$53,259		$88,645		$8,650		$(24)		$469,505
Gross profit	12,500		35,485		62,503		1,338		(10,769)		248,472
Net income (loss)	$19,290		$13,322		$43,500		$(4,933)		$(16,458)		$(38,863)
Net income (loss) allocated to NCI	$4,822		$1,652		$10,875		$(49)		$(3,292)		$(16,323)
NCI percentage at December 31, 2022	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.2%	[1]	20.0%	[1]	42.0%
[1] The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 42.0% NCI related to NCI for Cresco Labs Inc.
[2] The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3] Includes the effect of LLC unit redemptions and other adjustments.
The effects of changes in the Company's ownership interests in less than 100% owned subsidiaries during the years ended December 31, 2023 and 2022 were as follows:

($ in thousands)	2023	2022
Net loss attributable to Cresco Labs Inc.	$(175,522)	$(212,047)
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC shares:
Share Capital	16,027	17,438
Accumulated Deficit	(21,815)	(17,169)
Total change from net loss attributable to Cresco Labs Inc. and change in ownership interest in Cresco Labs, LLC.	$(181,310)	$(211,778)